Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.01%
Auto Parts & Equipment–2.36%
Dana, Inc.	854,768	$20,651,195
Building Products–0.67%
Builders FirstSource, Inc.(b)	1,700	75,650
Carlisle Cos., Inc.	28,800	5,824,512
		5,900,162
Construction & Engineering–3.10%
AECOM(b)	431,373	27,159,244
Consumer Finance–0.03%
SLM Corp.	13,000	244,790
Distributors–1.77%
LKQ Corp.(b)	305,700	15,514,275
Diversified Banks–7.10%
Citigroup, Inc.	417,221	28,212,484
Wells Fargo & Co.	739,600	33,977,224
		62,189,708
Diversified Chemicals–3.04%
Huntsman Corp.	1,007,700	26,613,357
Electrical Components & Equipment–2.14%
nVent Electric PLC	591,400	18,694,154
Electronic Manufacturing Services–0.83%
Jabil, Inc.	122,478	7,292,340
Food Distributors–3.10%
US Foods Holding Corp.(b)	789,800	27,121,732
Health Care Facilities–1.10%
Universal Health Services, Inc., Class B	60,000	9,624,600
Health Care Services–4.84%
Cigna Corp.	81,000	18,588,690
Fresenius Medical Care AG & Co. KGaA (Germany)	300,800	23,748,472
		42,337,162
Hotels, Resorts & Cruise Lines–6.56%
Booking Holdings, Inc.(b)	16,275	35,451,181
Norwegian Cruise Line Holdings Ltd.(b)(c)	44,300	1,064,529
Travel + Leisure Co.	404,400	20,947,920
		57,463,630
Household Products–2.63%
Energizer Holdings, Inc.	7,354	315,119
Spectrum Brands Holdings, Inc.	259,571	22,673,527
		22,988,646
Human Resource & Employment Services–3.67%
ManpowerGroup, Inc.	271,300	32,170,754
Industrial Machinery–2.35%
Crane Co.	211,200	20,534,976
Shares		Value
Integrated Oil & Gas–3.59%
BP PLC, ADR (United Kingdom)	524,900	$12,692,082
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	461,800	18,758,316
		31,450,398
Internet & Direct Marketing Retail–2.28%
Alibaba Group Holding Ltd. (China)(b)	817,600	19,979,236
Investment Banking & Brokerage–4.21%
Goldman Sachs Group, Inc. (The)	98,400	36,888,192
Life & Health Insurance–5.05%
Athene Holding Ltd., Class A(b)	539,500	34,862,490
MetLife, Inc.	7,800	450,060
Prudential Financial, Inc.	88,800	8,904,864
		44,217,414
Managed Health Care–5.27%
Anthem, Inc.	71,000	27,264,710
Centene Corp.(b)	275,300	18,888,333
		46,153,043
Oil & Gas Exploration & Production–4.40%
Devon Energy Corp.	337,200	8,713,248
Diamondback Energy, Inc.	192,900	14,878,377
Pioneer Natural Resources Co.	103,004	14,973,691
		38,565,316
Oil & Gas Refining & Marketing–3.44%
Marathon Petroleum Corp.	388,300	21,441,926
Phillips 66	118,400	8,694,112
		30,136,038
Other Diversified Financial Services–2.40%
Equitable Holdings, Inc.	680,200	20,997,774
Paper Packaging–2.00%
Sealed Air Corp.	308,400	17,501,700
Regional Banks–3.27%
Huntington Bancshares, Inc.	2,033,529	28,632,088
Research & Consulting Services–7.04%
CACI International, Inc., Class A(b)	62,282	16,626,803
KBR, Inc.(c)	596,400	23,080,680
Nielsen Holdings PLC	926,600	21,951,154
		61,658,637
Specialty Chemicals–1.93%
Axalta Coating Systems Ltd.(b)	548,100	16,497,810
Element Solutions, Inc.	18,800	439,732
		16,937,542
Thrifts & Mortgage Finance–1.30%
MGIC Investment Corp.	490,358	6,786,554
Radian Group, Inc.	205,103	4,631,226
		11,417,780

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Trading Companies & Distributors–7.54%
AerCap Holdings N.V. (Ireland)(b)	523,700	$27,756,100
Univar Solutions, Inc.(b)	1,172,700	28,778,058
WESCO International, Inc.(b)	89,000	9,474,050
		66,008,208
Total Common Stocks & Other Equity Interests (Cost $651,848,506)		867,044,091
Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	3,234,354	3,234,354
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,951,615	1,952,396
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,696,405	3,696,405
Total Money Market Funds (Cost $8,882,118)		8,883,155
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $660,730,624)		875,927,246
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.54%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,675,734	$6,675,734
Invesco Private Prime Fund, 0.12%(d)(e)(f)	15,570,483	15,576,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,252,446)		22,252,446
TOTAL INVESTMENTS IN SECURITIES–102.56% (Cost $682,983,070)		898,179,692
OTHER ASSETS LESS LIABILITIES—(2.56)%		(22,446,334)
NET ASSETS–100.00%		$875,733,358
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,006,765	$23,628,393	$(31,400,804)	$-	$-	$3,234,354	$496
Invesco Liquid Assets Portfolio, Institutional Class	8,222,217	16,159,324	(22,429,145)	(584)	584	1,952,396	137
Invesco Treasury Portfolio, Institutional Class	12,579,160	27,003,878	(35,886,633)	-	-	3,696,405	219
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	11,613,209	(4,937,475)	-	-	6,675,734	13*
Invesco Private Prime Fund	-	23,291,556	(7,714,844)	-	-	15,576,712	185*
Total	$31,808,142	$101,696,360	$(102,368,901)	$(584)	$584	$31,135,601	$1,050

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$823,316,383	$43,727,708	$—	$867,044,091
Money Market Funds	8,883,155	22,252,446	—	31,135,601
Total Investments	$832,199,538	$65,980,154	$—	$898,179,692
Invesco Value Opportunities Fund